CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	10,000,000	10,000,000		10,000,000
Common Stock, Shares, Issued	7,693,040	6,186,783		4,978,073
Common Stock, Shares, Outstanding	7,682,908	6,186,783		4,978,073
Series A Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000	5,000		5,000
Preferred Stock, Shares Issued	1,741	5,000		0
Preferred Stock, Shares Outstanding	1,741	5,000		0
Net of issuance costs		$ 118,344		$ 118,344